SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies and Income taxes (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies	¥ 90.5	$ 12.4	¥ 71.2	¥ 78.0
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income, net	Other income, net
Accrued interest and penalties	¥ 7.2		¥ 7.6	¥ 4.5	$ 1.0